Jul. 01, 2017

JPMORGAN TRUST II

JPMorgan Tax Free Bond Fund

(All Share Classes)

Supplement dated November 28, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information dated July 1, 2017, as supplemented

Merger Proposal

At a meeting held on November 15, 2017, the Board of Trustees of JPMorgan Trust I (“Trust I”), on behalf of JPMorgan Tax Aware Income Opportunities Fund (the “Acquired Fund”), and the Board of Trustees of JPMorgan Trust II (“Trust II”), on behalf of JPMorgan Tax Free Bond Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”), approved the merger of the Acquired Fund with and into the Acquiring Fund. The merger will only be completed if approved by the Acquired Fund’s shareholders. This merger was recommended by the Funds’ adviser, J.P. Morgan Investment Management, Inc. (“JPMIM”), based on the belief that the Acquired Fund has limited opportunities for future growth and, as a result, the proposed merger has the potential to take advantage of operational and administrative efficiencies that may result from the reorganization of the Acquired Fund with and into the Acquiring Fund. After determining that (1) participation in the merger is in the best interests of the Funds and (2) the interests of each Fund’s existing shareholders would not be diluted as a result of the merger, each Board of Trustees approved the merger.

Operating expenses vary between the Funds and distribution and service fees differ among share classes. In connection with the proposed merger, JPMIM and JPMorgan Distribution Services, Inc. (“JPMDS”), the distributor for the Acquired Fund and the Acquiring Fund, have contractually agreed to waive their fees and/or reimburse the expenses of the Acquiring Fund, as needed, in order to maintain the total annual fund operating expenses after fee waivers and expense reimbursements (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) of each class of shares of the Acquiring Fund at or below the level in effect immediately prior to the merger for the corresponding class of shares of the Acquired Fund. These contractual fee waivers and/or reimbursements will stay in effect until May 4, 2019 for the Acquiring Fund. There is no guarantee that such waivers and/or reimbursements will be continued after May 4, 2019. The expenses of the Acquiring Fund’s classes may be higher than disclosed if the expense limitation expires after May 4, 2019.

It is anticipated that the merger will qualify as a tax-free reorganization for federal income tax purposes. Prior to Closing, any net investment income and/or net realized capital gains will be distributed to shareholders of the Acquired Fund and may be distributed to shareholders of the Acquiring Fund in order to seek to avoid any negative tax impact to any of the Funds’ shareholders as a result of the reorganization.

Completion of the merger is subject to a number of conditions, including approval by the shareholders of the Acquired Fund. The merger is not contingent upon the approval of any other merger of JPMorgan Funds. Shareholder approval will be sought at a special meeting of shareholders expected to be held on or about March 28, 2018. If you own shares of the Acquired Fund as of the record date for the special meeting for shareholders, you will receive (i) a Proxy Statement/Prospectus describing in detail both the proposed merger and the Acquiring Fund (including, among other things, any differences in strategies, risks and fees between the Acquiring Fund and the Acquired Fund), and summarizing each Board of Trustee’s considerations in recommending that shareholders approve the merger and (ii) a proxy card and instructions on how to submit your vote.

If the merger is approved by the shareholders of the Acquired Fund, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding class of shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange, usually 4:00 p.m. Eastern time, on the closing day of the merger. The merger, if approved by shareholders, is expected to close after the close of business on May 4, 2018 or on another date as the parties to the transaction shall agree.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Funds, nor is it a solicitation of any proxy. The Proxy Statement/Prospectus will be available for free on the Securities and Exchange Commission’s website (www.sec.gov), once it is available. Please read the Proxy Statement/Prospectus (when available) carefully before making any decision to invest in the Funds or when considering the merger. For additional information relating to each Fund, please refer to the Fund’s prospectus, which is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE